Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,466	$ 1,611
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,092,997
Cost, Additions	2,959
Cost, Disposal	(6,938)
Cost, ending balance	2,089,018
Accumulated Depreciation, beginning balance	352,858
Accumulated Depreciation, Charge for the period	38,203
Accumulated Depreciation, Disposals for the period	(6,938)
Accumulated Depreciation, ending balance	384,123
Net Book Value, ending balance	1,704,895	1,740,139
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,056,722
Cost, Additions	79
Cost, ending balance	2,056,801
Accumulated Depreciation, beginning balance	332,708
Accumulated Depreciation, Charge for the period	33,899
Accumulated Depreciation, ending balance	366,607
Net Book Value, ending balance	1,690,194	1,724,014
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	36,275
Cost, Additions	2,880
Cost, Disposal	(6,938)
Cost, ending balance	32,217
Accumulated Depreciation, beginning balance	20,150
Accumulated Depreciation, Charge for the period	4,304
Accumulated Depreciation, Disposals for the period	(6,938)
Accumulated Depreciation, ending balance	17,516
Net Book Value, ending balance	$ 14,701	$ 16,125